INCOME TAXES - Operating loss carryforwards (Details) - USD ($) $ in Millions	Feb. 29, 2020	Feb. 28, 2019
Operating Loss Carryforwards [Line Items]
Research and development tax credit	$ 0.5
NOL carry forwards subject to expiration	139.1
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 415.7
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		$ 27.8